Prepaid Expenses and Other Assets - Components of Prepaid Expenses and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Amounts due from related parties, current	$ 729	$ 503
Prepaid pension expense, current
Other, current	918	605
Prepaid expenses and other assets, Current	1,647	1,108
Amounts due from related parties, non-current
Prepaid pension expense, non-current	137	114
Other, non-current	300	289
Prepaid expenses and other assets, non-current	437	403
Amounts due from related parties	729	503
Prepaid pension expense	137	114
Other	1,218	894
Prepaid expenses and other assets, total	$ 2,084	$ 1,511